TERM LOAN AND CONVERTIBLE PROMISSORY NOTES (Tables)	9 Months Ended
Jun. 30, 2019
Notes Payable [Abstract]
Schedule of fair value of the warrants

The fair value of the embedded conversion feature was determined utilizing a Geometric Brownian Motion Stock Path Based Monte Carlo Simulation that utilized the following key assumptions:

	June 21, 2019	June 30, 2019
Stock Price	$0.041	$0.041
Fixed Exercise Price	$0.050	$0.050
Volatility	148%	150%
Term (Years)	1.00	0.98
Risk Free Rate	1.95%	1.92%

Schedule of notes payable

The Company’s term loan and convertible promissory notes consisted of the following as of June 30, 2019.

Notes Payable at June 30, 2019	Notes	Discount	Notes, Net of Discount
Term Loan	1,000,000	(283,735)	716,265
Convertible Promissory Notes	2,327,000	(2,242,485)	84,515
Total	3,327,000	(2,526,220)	800,780